Equity	6 Months Ended
Jun. 30, 2026
Equity [abstract]
Equity
22. Equity
Share Capital

	June 30, 2026		June 30, 2025
	Number of Shares	$	Number of Shares	$

Share capital, as at January 1,	83,784,305	8,380	79,119,572	7,913
Transactions with shareholders
Issue of ordinary shares on exercise of warrants	-	-	100	-
Cancellation of shares	-	-	(2,500)	-
Issuance of ordinary shares in connection with the 2026 Offering	5,700,000	570	-	-
Issuance of ordinary shares on vesting of RSUs	419,334	42	-	-
Issuance of ordinary shares on exercise of stock options	10,918	1	-	-
Issue of shares to debenture holders	-	-	178,519	18
	6,130,252	613	176,119	18
Share capital, ending	89,914,557	8,993	79,295,691	7,931
Lifezone Metals has one class of ordinary shares with a par value of $0.0001 per share.
Ordinary shares held in escrow (1,725,000 earnout units) have been excluded from the share capital in the table above. These shares will be released on the satisfaction of share price targets in two equal tranches if the daily VWAP of Lifezone Metals shares for any 20 trading days is greater than or equal to $14.00 ("Tranche 1") or $16.00 ("Tranche 2").
The shares will be forfeited in the event that the share price target is not met by July 6, 2028. Please refer to Note 23.3 for further details.
On April 23, 2026, Lifezone Metals closed a registered direct offering (the "2026 Offering") of 5,700,000 ordinary shares, with no warrants. The ordinary shares were sold at a purchase price of $4.40 per share. The net proceeds from the 2026 Offering were $23.3 million (after placement agent fees, commissions and estimated offering expenses payable by Lifezone). The net proceeds of this offering will be used for exploration activities in Burundi and Tanzania, the PGM Recycling Project, conducting Hydromet research and development at Simulus laboratory, and other general corporate and working capital purposes, including financing costs. The 2026 Offering was made pursuant to the Company’s registration statement on Form F-3 (File No. 333-281189), previously filed with the Securities and Exchange Commission (the “SEC”) on August 1, 2024, and declared effective on August 16, 2024, and a prospectus supplement dated April 22, 2026.
On November 12, 2025, Lifezone Metals closed the 2025 Offering of (i) 4,411,764 ordinary shares and (ii) warrants to purchase up to 4,411,764 ordinary shares. The ordinary shares were sold at a purchase price of $3.40 per share ($3.21 after deducting underwriting fees and commissions) and each warrant to purchase ordinary shares is for an exercise price equal to $4.00 per share, exercisable from the date of issuance, and will expire four years from the date of issuance. The net proceeds from the 2025 Offering were $14 million (after underwriting fees and commission). The 2025 Offering was made pursuant to the Company’s registration statement on Form F-3 (File No. 333-281189), previously filed with the Securities and Exchange Commission (the “SEC”) on August 1, 2024, and declared effective on August 16, 2024, and a prospectus supplement dated November 10, 2025.
Non-controlling Interest
NCI deficit is $1,062,825 as at June 30, 2026 and $998,960 as at December 31, 2025.
In January 2021, KNL and the Government of Tanzania established TNCL, a Tanzanian company, in order to develop, process, and refine future products from the Kabanga Nickel Project. Through the Treasury Registrar, the Government of Tanzania holds a non-dilutable free-carried interest representing 16% of TNCL's issued share capital. The Government of Tanzania's 16% interest in the arrangement is presented as an NCI in Lifezone's consolidated financial statements.
As a result of Lifezone making a further investment of $2 million in Lifezone Recycling US, LLC on May 2, 2025, Glencore's interest in Lifezone Recycling US, LLC reduced from 6% to 5.44% and is presented as NCI in the consolidated financial statements of Lifezone.

Warrants and warrant reserve
At June 30, 2026, outstanding warrants to acquire ordinary shares of Lifezone Metals were as follows:

	Note	Number of Warrants	Exercise Price	Expiry Date
Public Warrants		13,723,550	$11.50	July 05, 2028
Private Placement Warrants		667,500	$11.50	July 05, 2028
Warrants issued as part of senior secured bridge loan facility	19.2	2,500,000	$5.42	August 08, 2030
Warrants issued in connection with the 2025 Offering	19.3	4,411,764	$4.00	November 12, 2029
Additional warrants issued as part of senior secured bridge loan facility	19.2	500,000	$6.25	June 29, 2031
Total		21,802,814
The change in the number of outstanding warrants is as follows:

	Public Warrants	Private Placement Warrants	Senior Secured Bridge Loan Facility Warrants	Direct Offering Warrants	Senior Secured Bridge Loan Facility Additional Warrants
Balance as at January 1, 2025	13,723,650	667,500	-	-	-
Exercised	(100)	-	-	-	-
Issued	-	-	2,500,000	4,411,764	-
Outstanding as at December 31, 2025	13,723,550	667,500	2,500,000	4,411,764	-
Issued	-	-	-	-	500,000
Outstanding as at June 30, 2026	13,723,550	667,500	2,500,000	4,411,764	500,000

Each Public Warrant was fair valued at $1.05 on July 5, 2023, with the total fair value of all Public Warrants being $14,490,000. Each Private Placement Warrant was fair valued at $0.91 on July 5, 2023, with the total fair value of all Private Placement Warrants being $607,425.
On August 8, 2025, as part of entering into a Senior Secured Bridge Loan Facility, Lifezone Metals issued 2,500,000 warrants. Each warrant represents the right to purchase one ordinary Lifezone Metals share at an exercise price of $5.42 per share in cash and expires on August 8, 2030. These warrants have been independently fair valued at $2.26 using a Black-Scholes option pricing model. Refer to Note 19.2 for further details on the assumptions used to fair value the warrants. An amount of $5,650,000 equal to the total fair value of the warrants was credited to the warrant reserve in the year ended December 31, 2025.
On June 29, 2026, Lifezone issued Additional Warrants on the Senior Secured Bridge Loan Facility. The Additional Warrants entitle the holder to acquire up to 500,000 ordinary shares of Lifezone Metals at an exercise price of $6.25 per share. The Additional Warrants were fair valued at $1.08 million, and recognized as deferred financing costs, with a corresponding credit recorded in warrant reserve. Refer to Note 19.2 for further details.
In connection with the 2025 Offering, Lifezone Metals issued warrants to investors to purchase a total of 4,411,764 ordinary shares with a warrant term of four years. The warrants have an exercise price of $4.00 per share. These warrants are classified as a liability (Refer to Note 19.3 for further details).